Provisions for retirement benefit obligations - Breakdown of actuarial gains and losses recognized in comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions for retirement benefit obligations.
Demographic changes	€ 239	€ 13	€ (30)
Difference between expected and actual performance	(126)	(43)
Changes in actuarial assumptions	36	29	(67)
Total	€ 149	€ (1)	€ (97)